Consolidated Income Statements - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Line Items]
Total revenues	¥ 25,434	¥ 18,985	¥ 10,981
Cost of revenues	(16,761)	(11,708)	(7,171)
Gross profit	8,673	7,277	3,810
Selling and marketing expenses	(2,041)	(1,714)	(913)
General and administrative expenses	(2,703)	(2,258)	(1,521)
Total operating expenses	(4,744)	(3,972)	(2,434)
Interest income	615	282	93
Other gains/(losses), net	78	(29)	124
Share-based payments arising from issuance of ordinary shares to music label partners		1,519
Operating profit	4,622	2,039	1,593
Share of net profit/(loss) of investments accounted for using equity method	(18)	(1)	4
Finance cost	(64)	(35)
Profit before income tax	4,540	2,003	1,597
Income tax expense	(563)	(171)	(278)
Profit for the year	3,977	1,832	1,319
Attributable to:
Equity holders of the Company	3,982	1,833	1,326
Non-controlling interests	(5)	(1)	(7)
Profit for the year	¥ 3,977	¥ 1,832	¥ 1,319
Class A And Class B Ordinary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 1.22	¥ 0.60	¥ 0.51
Diluted	1.19	0.58	¥ 0.50
American Depositary Shares
Earnings per share for Class A and Class B ordinary shares
Basic	2.43	1.19
Diluted	¥ 2.38	¥ 1.16
Online Music Services
Income Statement [Line Items]
Total revenues	¥ 7,152	¥ 5,536	¥ 3,149
Social Entertainment Services And Others
Income Statement [Line Items]
Total revenues	¥ 18,282	¥ 13,449	¥ 7,832